Lease Obligations (Schedule Of Lease Payments Excluding Management Fees And Other Operational Expenses) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Feb. 04, 2020
Lease Obligations [Abstract]
2020	$ 59
2021	119
2022	122
2023	126
2024	130
2025	22
Total lease payments	578
Less: imputed interest	(53)
Total remaining lease liability	$ 525	$ 556